39. LEASES (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Leases Details Narrative
Expenses for operating assignments of use	$ 85.0	$ 68.0
Income from operating assignments of use	131.0	108.2
Financial Lease Credit Included	$ 72.0	$ 89.0